Cover	Apr. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2025
Entity File Number	001-41958
Entity Registrant Name	AXIL BRANDS, INC.
Entity Central Index Key	0001718500
Entity Tax Identification Number	47-4125218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9150 Wilshire Boulevard
Entity Address, Address Line Two	Suite 245
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	888
Local Phone Number	638-8883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AXIL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false